Acquisitions and Divestitures (Discontinued operations) (Details) - Distribution [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Revenue	$ 324	$ 415
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 43	$ 65